Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Significant Components of the Provision for Income Taxes on Earnings	Significant components of the provision for income taxes on earnings for the six months ended June 30, 2023 and 2024 are as follows:
	Six months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Current:	(13)	505
Deferred:	—	—
Provision for income tax (expenses) benefit	(13)	505

Schedule of Reconciliation between Total Income Tax Expense and the Amount Computed by Applying the US Statutory Income Tax Rate to Income before Income Taxes	Reconciliation between total income tax expense and the amount computed by applying the U.S. statutory income tax rate to income before income taxes is as follows:
	Six months ended June 30,
	2023	2024
	%	%
	Unaudited	Unaudited
Weighted average statuary tax rate	21%	21%
States taxes, net of federal benefit	7%	6%
Tax effect of non-deductible expenses	—%	(1)%
Tax effect of non-taxable income	—%	—%
Changes in valuation allowance	—%	(28)%
Effect of tax amendment	(29)%	177%
Effective tax rate	(1)%	175%